UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

June 1, 2012 to June 30, 2012.

Commission File Number of issuing entity: 333-145109, 333-131327

Central Index Key Number of issuing entity: 0001174821

CHASE ISSUANCE TRUST

(Issuing Entity of the Notes)

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 033-50600-01, 333-59932, 333-145109-03

Central Index Key Number of issuing entity: 0000890493

FIRST USA CREDIT CARD MASTER TRUST

(Issuing Entity of the First USA Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 000-28338-03, 333-103210, 333-145109-02

Central Index Key Number of issuing entity: 0001004988

CHASE CREDIT CARD MASTER TRUST

(Issuing Entity of the Chase Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-74303, 333-68236, 333-83484, 333-103210,

000-19191, 333-145109-04

Central Index Key Number of depositor: 0000869090

CHASE BANK USA, NATIONAL ASSOCIATION

(Exact name of depositor and sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entities)

N.A.

(I.R.S. Employer Identification No. of the issuing entities)

22-2382028

(I.R.S. Employer Identification No. of the depositor)

CHASE ISSUANCE TRUST
FIRST USA CREDIT CARD MASTER TRUST
CHASE CREDIT CARD MASTER TRUST c/o Chase Bank USA, National Association
White Clay Center Building 200
Route 273
Newark, Delaware	19711
(Address of principal executive offices of the issuing entities)	(Zip Code)

(302) 282-3000

(Telephone number, including area code)

N.A.

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Title of class

CHASEseries Class A Notes	☐	☐	☒

CHASEseries Class B Notes	☐	☐	☒

CHASEseries Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the distribution reports attached hereto as Exhibits 99.1, 99.2, 99.3 and 99.4.

With respect to the information required by Item 1121 (c ) of Regulation AB, Chase Bank USA, National Association ( CIK # 0000869090 ) has no repurchase activity to report for the period from June 1, 2012 to June 30, 2012 for the Chase Issuance Trust or the First USA Credit Card Master Trust.

PART II – OTHER INFORMATION

Item 9. Exhibits.

Exhibit No.	Description
99.1	Monthly Information Officer’s Certificate
99.2	Asset Pool One Monthly Servicer’s Certificate
99.3	CHASEseries Monthly Noteholders’ Statement
99.4	First USA Credit Card Master Trust Monthly Certificateholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHASE ISSUANCE TRUST
FIRST USA CREDIT CARD MASTER TRUST
CHASE CREDIT CARD MASTER TRUST
(Issuing entities)

Date: July 16, 2012	By:	CHASE BANK USA, NATIONAL ASSOCIATION,
as Servicer

/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President